Income Taxes - Schedule of Reconciliation Between Tax Benefit and Accounting Profit Multiplied by the Company's Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Income (Loss) before income taxes	$ 911	$ (170)	$ 1,084
Tax at Enacted Statutory Rate	0	0	0
Foreign tax rate differential	(159)	80	(65)
Adjustments in respect to current income tax of previous years	0	(6)	(1)
Impact of unrecognized deferred tax assets	29	(116)	(20)
Impact of recognized deferred tax assets	187	0	0
Non-deductible expenses for tax purposes	(12)	(23)	0
Tax effect from change in tax rate	(116)	0	0
Effects of foreign exchange gains (loss)	79	(35)	10
Impact of change in liability for uncertain tax positions	(3)	0	3
Withholding Tax	(6)	0	0
Other effects	(22)	8	7
Income tax (expense) benefit	$ (23)	$ (92)	$ (66)
Effective income tax rate	(2.50%)	54.10%	(6.10%)